Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000168427 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168427 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000168427 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.70%
C000168427 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168427 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168427 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168427 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168427 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168427 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168427 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000168426 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168426 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000168426 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000168426 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168422 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168422 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168422 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168422 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168422 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168422 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168422 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168422 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168422 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168422 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168422 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168422 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168422 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168422 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168422 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168422 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168422 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168422 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000168422 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168422 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168421 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168421 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168421 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168421 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168421 | SPX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168421 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168421 | WisdomTree, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168421 | Mirion Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000168421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000168421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000168421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%